Equity of the Parent Company	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity of the Parent Company
Equity of the Parent Company

During the year ended December 31, 2011, the Parent Company issued restricted stock awards to the Company's employees and directors totaling 615,252 and 15,085 shares of common stock, respectively (129,342 shares of common stock were surrendered to the Company and subsequently retired in lieu of cash payments for taxes due on the vesting of restricted stock and 30,215 shares were forfeited during the same period), which are included in the total of common stock outstanding as of the period end.

In November 2011, the Parent Company completed the issuance of 22,562,922 shares of common stock and contributed net proceeds of approximately $399.6 million, after deducting the underwriter's discount and commissions and offering expenses, to the Operating Partnership in exchange for the issuance of 22,562,922 operating partnership units. The net proceeds to the Operating Partnership were utilized to repay a portion of the outstanding indebtedness on its unsecured line of credit and for other general corporate and working capital purposes.

The Parent Company also maintains a Dividend Reinvestment Program and a Cash Option Purchase Plan (collectively, the “DRIP Plan”) to provide existing stockholders of the Parent Company with an opportunity to invest automatically the cash dividends paid upon shares of the Parent Company's common stock held by them, as well as permit existing and prospective stockholders to make voluntary cash purchases. Participants may elect to reinvest a portion of, or the full amount of cash dividends paid, whereas optional cash purchases are normally limited to a maximum amount of $10,000. In addition, the Parent Company may elect to establish a discount ranging from 0% to 5% from the market price applicable to newly issued shares of common stock purchased directly from the Parent Company. The Parent Company may change the discount, initially set at 0%, at its discretion, but may not change the discount more frequently than once in any three-month period. Shares purchased under the DRIP Plan shall be, at the Parent Company’s option, purchased from either (1) authorized, but previously unissued shares of common stock, (2) shares of common stock purchased in the open market or privately negotiated transactions, or (3) a combination of both. As of and through December 31, 2011, all shares issued to participants in the DRIP Plan have been acquired through purchases in the open market.

Common Stock, Operating Partnership Units and LTIP Units

As of December 31, 2011, the Company had outstanding 154,101,482 shares of the Parent Company's common stock and 2,593,538 and 386,441 operating partnership and LTIP units, respectively. A share of the Parent Company's common stock and the operating partnership and LTIP units have essentially the same economic characteristics as they share equally in the total net income or loss and distributions of the Operating Partnership.

7.375% Series A Cumulative Redeemable Preferred Stock

As of December 31, 2011, the Company had outstanding 7,920,000 shares of the Parent Company's 7.375% Series A Cumulative Redeemable Preferred Stock, or Series A preferred stock.  During the year ended December 31, 2011, the Company completed the repurchase of 1,280,000 shares of the Parent Company's Series A preferred stock for approximately $31.1 million, or $24.30 per share, net of accrued dividends of approximately $250,000, or $0.20 per share. The repurchase of the Series A preferred stock resulted in the recognition of costs on redemption of preferred stock of approximately $165,000 for the year ended December 31, 2011 as a result of the difference between the carrying value and the price paid to repurchase the Series A preferred stock.

Dividends are cumulative on the Series A preferred stock from the date of original issuance in the amount of $1.84375 per share each year, which is equivalent to 7.375% of the $25.00 liquidation preference per share. Dividends on the Series A preferred stock are payable quarterly in arrears on or about the 15th day of January, April, July and October of each year. Following a change in control, if the Series A preferred stock is not listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Global Market, holders will be entitled to receive (when and as authorized by the board of directors and declared by the Company), cumulative cash dividends from, but excluding, the first date on which both the change of control and the delisting occurs at an increased rate of 8.375% per annum of the $25.00 liquidation preference per share (equivalent to an annual rate of $2.09375 per share) for as long as the Series A preferred stock is not listed. The Series A preferred stock does not have a stated maturity date and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, the Series A preferred stock will rank senior to the Company's common stock with respect to the payment of distributions and other amounts. The Company is not allowed to redeem the Series A preferred stock before January 18, 2012, except in limited circumstances to preserve its status as a REIT. On or after January 18, 2012, the Company may, at its option, redeem the Series A preferred stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends on such Series A preferred stock up to, but excluding the redemption date. Holders of the Series A preferred stock generally have no voting rights except for limited voting rights if the Company fails to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other circumstances. The Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Company.

Dividends and Distributions

The following table lists the dividends and distributions declared by the Parent Company and the Operating Partnership during the year ended December 31, 2011:

Declaration Date	Securities Class	Amount Per Share/Unit	Period Covered	Dividend and Distribution Payable Date	Dividend and Distribution Amount
					(in thousands)
March 14, 2011	Common stock and OP units	$0.20000	January 1, 2011 to March 31, 2011	April 15, 2011	$26,846
March 14, 2011	Series A preferred stock/units	$0.46094	January 16, 2011 to April 15, 2011	April 15, 2011	$4,240
June 15, 2011	Common stock and OP units	$0.20000	April 1, 2011 to June 30, 2011	July 15, 2011	$26,848
June 15, 2011	Series A preferred stock/units	$0.46094	April 16, 2011 to July 15, 2011	July 15, 2011	$4,241
September 15, 2011	Common stock and OP units	$0.20000	July 1, 2011 to September 30, 2011	October 17, 2011	$26,849
September 15, 2011	Series A preferred stock/units	$0.46094	July 16, 2011 to October 15, 2011	October 17, 2011	$3,901
December 14, 2011	Common stock and OP units	$0.20000	October 1, 2011 to December 31, 2011	January 17, 2012	$31,417
December 14, 2011	Series A preferred stock/units	$0.46094	October 16, 2011 to January 15, 2012	January 17, 2012	$3,651

Total 2011 dividends and distributions declared through December 31, 2011 (in thousands):

Common stock and OP units	$111,960
Series A preferred stock/units	16,033
$127,993

Noncontrolling Interests

Noncontrolling interests on the consolidated balance sheets of the Parent Company relate primarily to the OP units in the Operating Partnership that are not owned by the Parent Company. With respect to the noncontrolling interests in the Operating Partnership, noncontrolling interests with redemption provisions that permit the issuer to settle in either cash or common stock at the option of the issuer are further evaluated to determine whether temporary or permanent equity classification on the balance sheet is appropriate. Because the OP units comprising the noncontrolling interests contain such a provision, the Company evaluated this guidance, including the requirement to settle in unregistered shares, and determined that the OP units meet the requirements to qualify for presentation as permanent equity.

The Company evaluates individual redeemable noncontrolling interests for the ability to continue to recognize the noncontrolling interest as permanent equity in the consolidated balance sheets. Any redeemable noncontrolling interest that fails to qualify as permanent equity will be reclassified as temporary equity and adjusted to the greater of (1) the carrying amount, or (2) its redemption value at the end of the period in which the determination is made.

The redemption value of the OP units not owned by the Parent Company, had such units been redeemed at December 31, 2011, was approximately $54.4 million based on the average closing price of the Parent Company's common stock of $18.27 per share for the ten consecutive trading days immediately preceding December 31, 2011.

The following table shows the vested ownership interests in the Operating Partnership were as follows:

	December 31, 2011		December 31, 2010
	Operating Partnership Units and LTIP Units	Percentage of Total	Operating Partnership Units and LTIP Units	Percentage of Total
BioMed Realty Trust	152,435,271	98.1%	129,603,445	97.8%
Noncontrolling interest consisting of:
Operating partnership and LTIP units held by employees and related parties	2,332,318	1.5%	2,268,873	1.7%
Operating partnership and LTIP units held by third parties	588,801	0.4%	588,801	0.5%
Total	155,356,390	100.0%	132,461,119	100.0%